ACQUISITIONS AND DISPOSALS (Summary of Cash Flows from Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net increase in cash	¥ (295,535)	$ (42,566)	¥ 6,758	¥ 195,649
Cash at beginning of year	485,440	69,918	478,682	283,033
Cash at end of year	¥ 189,905	$ 27,352	485,440	478,682
CAH and WHT [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities				61,372
Net cash used in investing activities				(43,420)
Net cash generated from financing activities				10,627
Net increase in cash				28,579
Cash at beginning of year			¥ 37,327	8,748
Cash at end of year				¥ 37,327